Note 19 - Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
19.	FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurement” defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value as follows:

Level 1―Inputs are quoted prices in active markets for identical assets or liabilities.

Level 2―Inputs are quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3―Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable, which reflect the reporting entity’s own assumptions about the assumptions that market participants would use in establishing a price.

There were no transfers between Level 1 and Level 2 for the years ended March 31, 2013 and 2014.

Assets Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2013 and 2014, respectively, consistent with the fair value hierarchy provisions of  ASC Topic 820.

	Thousands of Yen
				Total
	Level 1	Level 2	Level 3	2013

March 31, 2013

Assets―
Available-for-sale securities―equity securities	¥1,309,923	-	-	¥1,309,923

	Thousands of Yen
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014
Assets―
Available-for-sale securities―equity securities	¥3,751,011	-	-	¥3,751,011

	Thousands of U.S. Dollars
				Total
March 31, 2014	Level 1	Level 2	Level 3	2014
Assets―
Available-for-sale securities―equity securities	$36,425	-	-	$36,425

Available-for-sale securities are comprised of marketable securities, which are listed on Japan and Hong Kong securities markets and are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.

Assets Measured at Fair Value on a Nonrecurring Basis

	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss
Assets:
Trademark	-	-	¥107,000	¥48,000
	-	-	¥107,000	¥48,000

The trademark right related to hi-ho with a carrying amount of ¥155,000 thousand was written down to fair value of ¥107,000 thousand, resulting in an impairment charge of ¥48,000 thousand, which was included in the Company’s statement of income for the year ended March 31, 2013. The impaired trademark was classified within Level 3 as the Company used unobservable inputs such as expected future income to value the trademark.

With regards to Level 3 valuations, our valuation team (accounting and financing managers) decides the methodologies and performs the valuation of each instrument. We use third-party valuation firms to conduct the valuation of certain instruments, if necessary. Detailed reviews of the methodologies in valuations and the reasonableness of the valuations (including those performed by third parties) are performed by the chief financial officer.

The following table presents information relating to the significant unobservable inputs of the Company’s Level 3 non-recurring measurements.

	Thousands of Yen

March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥107,000	Relief from royalty method	Discount Rate Royalty rate	7.5% 0.3%